Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000125197 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125197 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125197 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125197 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125197 [Member] | Nebius Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125197 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125197 [Member] | BNY Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125197 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000125197 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000125197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000125197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000125197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000125197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000125197 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125197 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125204 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125204 [Member] | BNY Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000125204 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125204 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000125204 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125204 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125204 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125204 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125204 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125204 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000125204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000125204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000125204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000125204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000125204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125204 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000200399 [Member] | BNY Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000200399 [Member] | First Trust Asia Pacific ex Japan AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000200399 [Member] | First Trust Eurozone AlphaDEX ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000200399 [Member] | First Trust Europe AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000200399 [Member] | First Trust Germany AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200399 [Member] | First Trust International Equity Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000200399 [Member] | First Trust Emerging Markets AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000200399 [Member] | First Trust Developed Markets ex US AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000257781 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000257781 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000257781 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000257781 [Member] | Amkor Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000257781 [Member] | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000257781 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000257781 [Member] | UiPath Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000257781 [Member] | Monarch Casino And Resort Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257781 [Member] | Maplebear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257781 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000257781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000257781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000257781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000257781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000257781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000257781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000257781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000257781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000257781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000257781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%